Related Party Transactions - Compensation to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions
Management and director fees	$ 551	$ 505	$ 1,082	$ 982
Share-based compensation	1,051	1,390	1,861	2,563
Total	$ 1,602	$ 1,895	$ 2,943	$ 3,545